Income tax expense/(credit) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%			25.17%
Provision for income tax		$ 1,938,375	$ 4,258,869	$ 3,732,744	$ (1,937,558)	$ (677,474)
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate		16.50%		16.50%
Provision for income tax					0	0
United Kingdom
Income Tax Disclosure [Line Items]
Applicable tax rate		19.00%		19.00%
Provision for income tax					0	0
PRC
Income Tax Disclosure [Line Items]
Applicable tax rate				25.00%
Provision for income tax				$ 0	0	0
Singapore
Income Tax Disclosure [Line Items]
Applicable tax rate				17.00%
Provision for income tax				$ 0	$ 0	$ 0